Loans and borrowings (Details 3)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
EUR
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	[1]		0.81%
Borrowings, original currency	[2]		EUR
USD
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	[1]	1 Month LIBOR + 82.7 bps	1 Month LIBOR + 70 to 105 bps
Borrowings, original currency	[2]	U.S	U.S

[1]	“LIBOR” means the London Inter-bank Offered Rate.
[2]	“U.S.$” means United States Dollars and “EUR” means Euros.